FINANCIAL INSTRUMENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2013
Investments, All Other Investments [Abstract]
FINANCIAL INSTRUMENTS
NOTE 11 — FINANCIAL INSTRUMENTS

The following table presents the carrying amount and estimated fair value of our financial instruments recognized at fair value on a recurring basis.

		Fair Value
		Quoted Prices in	Significant Other	Significant
		Active Markets	Observable Inputs	Unobservable Inputs
	Carrying Amount	(Level 1)	(Level 2)	(Level 3)
Note payable to Former SAE stockholders as of September 30, 2013	$12,267	—	—	$12,267
Warrant liabilities as of December 31, 2012	$1,244	—	—	$1,244

The Corporation records its 2012 Credit Agreement at a carrying amount of $80,332 and $79,293, respectively, and estimated its fair value to be $80,820 and $79,900, respectively, as of September 30, 2013 and December 31, 2012, respectively.  The Corporation records certain notes payable at a carrying amount of $500 and estimated their fair value to be $918 as of September 30, 2013.

NOTE 19 — FINANCIAL INSTRUMENTS

The following table presents the carrying amount and the estimated fair value of the Corporation’s financial instruments recognized at fair value on a recurring basis.

	December 31, 2012
	Carrying Amount	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Warrant Liabilities	$1,244	$—	$—	$1,244

The fair value of the Corporation’s warrant liabilities was a market approach, based on the valuation of an independent appraisal company.

The Corporation records its Credit Agreement at its carrying amount of $79,293 and estimated its fair value to be $79,900 as of December 31, 2012 using significant unobservable inputs (Level 3). The Corporation records its bank loans at their carrying amount of $5,423 and estimated their fair value to be $5,423 as of December 31, 2011 using significant unobservable inputs (Level 3). The Corporation records its notes payable to related parties at their carrying amount of $53 and $1,917 and estimated their fair value to be $53 and $1,970 as of December 31, 2012 and 2011, respectively using significant unobservable inputs (Level 3).